Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized (in Shares)	1,900,000,000	1,900,000,000
Ordinary shares, issued (in Shares)	17,225,000	17,225,000
Ordinary shares, outstanding (in Shares)	17,225,000	17,225,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, issued (in Shares)	8,500,000	8,500,000
Ordinary shares, outstanding (in Shares)	8,500,000	8,500,000